Shareholder Fees {- Fidelity Freedom Index Income Fund}	May 28, 2022 USD ($)
03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 | Fidelity Freedom Index Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none